Borrowings - Narrative (Details) - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 03, 2015	May. 12, 2014	Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 02, 2015	Dec. 31, 2012
Line of Credit Facility [Line Items]
Stated interest rate								3.25%
Percentage of principal amount, repurchase price					101.00%
Debt covenant, consolidated tangible net worth base					$ 630,000,000.0
Debt covenant, percent of quarterly net income					65.00%
Deb covenant, required consolidated tangible net worth			$ 1,100,000,000	$ 1,100,000,000	$ 957,100,000
Senior Unsecured Notes [Member] | 6.625 Senior Notes, Due 2019 [Member]
Line of Credit Facility [Line Items]
Face amount		$ 350,000,000
Stated interest rate		6.625%
Net proceeds from sale of notes		$ 343,300,000
Period of time after closing of offering to file registration statement and have it become effective				270 days	270 days
Percentage of additional interest rates			0.75%		0.25%
Period for additional interest accrued on non completion of exchange offer					90 days
Unamortized balance of issuance costs			$ 4,800,000	$ 4,800,000	$ 5,800,000
Senior Unsecured Notes [Member] | 6.625 Senior Notes, Due 2019 [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Percentage of additional interest rates					1.00%
Senior Unsecured Notes [Member] | 6.625 Senior Notes, Due 2019 [Member] | Maximum [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Percentage of additional interest rates	1.00%
Prior to May 15, 2016 [Member] | Senior Unsecured Notes [Member] | 6.625 Senior Notes, Due 2019 [Member]
Line of Credit Facility [Line Items]
Redemption price					100.00%
Maximum percentage available for redemption using net cash proceeds of one or more Equity Offerings as defined in Indenture					35.00%
Percentage of principal amount, redemption price					106.625%
Percentage of principal amount to remain outstanding after redemption requirement					65.00%
Maximum period for redemption after consummation of Equity Offering					120 days
Prior to May 15, 2016 [Member] | Senior Unsecured Notes [Member] | 6.625 Senior Notes, Due 2019 [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Redemption period, notice					30 days
Additional premium, percentage of principal amount					1.00%
Additional interest					0.25%
Prior to May 15, 2016 [Member] | Senior Unsecured Notes [Member] | 6.625 Senior Notes, Due 2019 [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Redemption period, notice					60 days
Additional interest					1.00%
On or After May 15, 2016 [Member] | Senior Unsecured Notes [Member] | 6.625 Senior Notes, Due 2019 [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Redemption period, notice					30 days
On or After May 15, 2016 [Member] | Senior Unsecured Notes [Member] | 6.625 Senior Notes, Due 2019 [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Redemption period, notice					60 days
Ocwen Loan Servicing [Member]
Line of Credit Facility [Line Items]
Advance funding facilities					$ 373,100,000
Maximum borrowing capacity					$ 450,000,000
Primary servicing UPB							$ 45,000,000,000
Ocwen Loan Servicing [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Primary servicing UPB						$ 9,100,000,000	$ 45,000,000,000
Federal Funds Effective Swap Rate [Member] | Secured Debt [Member] | Senior Secured Term Loan Option One [Member]
Line of Credit Facility [Line Items]
Basis spread on variable rate				0.50%
Base Rate [Member] | Secured Debt [Member] | Senior Secured Term Loan Option One [Member]
Line of Credit Facility [Line Items]
Basis spread on variable rate				2.25%
Eurodollar Floor [Member] | Secured Debt [Member] | Senior Secured Term Loan Option Two [Member]
Line of Credit Facility [Line Items]
Basis spread on variable rate				1.25%